EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 2 — EARNINGS PER SHARE

Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options and stock awards.

The components of basic and diluted EPS were as follows:

(In millions, except per share amounts)

Year Ended June 30,	2026	2025	2024

Net income available for common shareholders (A)	$133,749	$101,832	$88,136

Weighted average outstanding shares of common stock (B)	7,429	7,433	7,431
Dilutive effect of stock-based awards	24	32	38

Common stock and common stock equivalents (C)	7,453	7,465	7,469

Earnings Per Share

Basic (A/B)	$18.00	$13.70	$11.86
Diluted (A/C)	$17.95	$13.64	$11.80

Anti-dilutive stock-based awards excluded from the calculations of diluted EPS were immaterial during the periods presented.